FEDERAL INCOME TAX STATUS (Details) - TD 401(k) Retirement Plan	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Determination letter obtained	true
Determination letter date	Oct. 27, 2014
Tax qualification status	us-gaap:QualifiedPlanMember